UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3790

PEAR TREE FUNDS
Pear Tree PanAgora Risk Parity Emerging Markets Fund
55 Old Bedford Road
Lincoln, MA 01773

Willard L. Umphrey
Pear Tree Funds
55 Old Bedford Road
Lincoln, MA  01773
(Name and address of agent for service)

Registrant’s telephone number, including area code: 781-259-1144

Date of fiscal year end:                                           MARCH 31

Date of reporting period:                                           JULY 1, 2012 – JUNE 30, 2013

There were no proxy votes to report for the Pear Tree PanAgora Risk Parity Emerging Markets Fund for the period since inception to June 30, 2013.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pear Tree Funds
       (Registrant)

By:              /s/ Willard L. Umphrey
Willard L. Umphrey, President

Date:              August 26, 2013